Financial Instruments (Details) - Schedule of other financial liabilities - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Financial Liabilities [Abstract]
Bank loan	[1]	$ 13,432	$ 15,078
Trade payables		13,771	14,994
Other accounts payable		25,322	9,662
Liabilities for government grants		1,289	961
Total other financial liabilities at amortized cost		53,814	40,695
Total current		52,927	36,129
Total non-current		$ 887	$ 4,566

[1]	The interest rate is Prime (Bank of Israel intrabank plus 1.5%) + 0.7%-2.1%.